Inventories - Disclosure of Detailed Information About Inventory (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventory [Abstract]
Crude oil stock (Note 6.2)	$ 6,881	$ 4,384
Materials and spare parts	2,575	2,082
Assigned crude oil stock	1	3
Total inventories	$ 9,457	$ 6,469